Intangible Assets and Goodwill (Tables)	9 Months Ended
Mar. 31, 2023
Intangible assets and goodwill [abstract]
Continuity Schedule of Intangible Assets and Goodwill
The following is a continuity schedule of intangible assets and goodwill:

	March 31, 2023				June 30, 2022
	Cost	Accumulated amortization	Impairment	Net book value	Cost	Accumulated amortization	Impairment	Net book value
Definite life intangible assets:
Customer relationships	42,529	(37,068)	—	5,461	89,626	(48,975)	(40,651)	—
Permits and licenses	56,782	(42,826)	(2,783)	11,173	116,966	(38,888)	(63,724)	14,354
Patents	928	(771)	—	157	1,957	(777)	(1,053)	127
Intellectual property and know-how	52,590	(52,590)	—	—	78,099	(49,878)	(28,221)	—
Software	20,121	(16,390)	(3,460)	271	42,639	(16,618)	(26,021)	—
Indefinite life intangible assets:
Brand	36,200	—	(15,500)	20,700	157,499	—	(121,300)	36,199
Permits and licenses	21,918	—	—	21,918	23,973	—	(3,957)	20,016
Total intangible assets	231,068	(149,645)	(21,743)	59,680	510,759	(155,136)	(284,927)	70,696
Goodwill	19,465	—	(750)	18,715	914,275	—	(914,275)	—
Total	250,533	(149,645)	(22,493)	78,395	1,425,034	(155,136)	(1,199,202)	70,696

Changes in Net Book Value of Intangible Assets and Goodwill
The following summarizes the changes in the net book value of intangible assets and goodwill for the periods presented:

	Balance, June 30, 2022	Additions from acquisitions	Additions	Amortization	Impairment	Foreign currency translation	Balance, March 31, 2023
Definite life intangible assets:
Customer relationships	—	5,600	—	(139)	—	—	5,461
Permits and licenses	14,354	—	—	(498)	(2,783)	100	11,173
Patents	127	—	41	(20)	—	9	157
Software	—	247	3,520	(36)	(3,460)	—	271
Indefinite life intangible assets:
Brand	36,199	—	—	—	(15,499)	—	20,700
Permits and licenses (1)	20,016	—	—	—	—	1,902	21,918
Total intangible assets	70,696	5,847	3,561	(693)	(21,742)	2,011	59,680
Goodwill	—	—	19,465	—	(750)	—	18,715
Total	70,696	5,847	23,026	(693)	(22,492)	2,011	78,395
(1)Indefinite life permits and licenses are predominantly held by the Company’s foreign subsidiaries. Given that these permits and licenses are connected to the subsidiary rather than a specific asset, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows for the Company.
As at March 31, 2023, $20.7 million and $21.9 million indefinite life intangibles were allocated to the group of cash generating units (“CGUs”) that comprise the Canadian Cannabis Segment and European Cannabis Segment, respectively (June 30, 2022 - $36.2 million and $20.0 million respectively).
Key Assumptions Used in Impairment Testing

Accounting Policy

The Company defines biological assets as living plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing plants’ stage of completion up to the point of harvest. The Company cultivates cannabis and propagation plants biological assets. For cannabis plants, the stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. Propagation plants are comprised solely of plants from the Bevo business, and are sold as living plants to customers and therefore not harvested into inventory. For propagation plants, the stage of completion is determined based on the propagation date, the promised date, and the period-end reporting date.

The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of cannabis biological assets:

Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Average attrition rate	Represents the weighted average number of plants culled at each stage of production.	If the average attrition rate was lower (higher), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Weighted average effective yield	Represents the estimated percentage of harvested product that meets specifications in order to be sold as a dried cannabis product.	If the weighted average effective yield were higher (lower), the estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to cannabis biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of propagation plants biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Selling price per plant	Represents selling price per plant, which is based on committed purchase plans.	If selling price per plant were higher (lower), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the number of days in production over the promised date less the propagation date.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to propagation plants biological assets based on a rolling gross margin rate and includes all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment tested for impairment as at March 31, 2023 and June 30, 2022:

	Indefinite Life Intangible Impairment Testing			Goodwill Impairment Testing
	Canadian Cannabis CGU	Plant Propagation	European Cannabis CGU	Canadian Cannabis Operating Segment	Plant Propagation	European Cannabis Operating Segment
March 31, 2023
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Discount rate	16.5%	11.0%	17.0%	16.5%	11.0%	17.0%
Budgeted revenue growth rate over forecast period	16.7%	10.0%	48.8%	16.5%	10.0%	48.8%
Fair value less cost to dispose	$258,228	$184,832	$78,612	$236,345	$184,832	$87,420

	Canadian Cannabis CGU	Plant Propagation	International Cannabis CGU	Cannabis Operating Segment	Plant Propagation	European Cannabis Operating Segment
June 30, 2022
Terminal value growth rate	3.0%	n/a	3.0%	3.0%	n/a	3.0%
Discount rate	15.0%	n/a	16.0%	15.0%	n/a	16.0%
Budgeted revenue growth rate over forecast period	18.1%	n/a	23.1%	18.2%	n/a	23.7%
Fair value less cost to dispose	$319,828	n/a	$48,052	$264,829	n/a	$69,021